REDEEMABLE NONCONTROLLING INTEREST (Tables)	12 Months Ended
Dec. 31, 2025
REDEEMABLE NONCONTROLLING INTEREST
Schedule of redeemable noncontrolling interests

Redeemable
Non-
controlling
Interests
RMB
Balance at January 1, 2025
Initial recognition	1,790,060
Net income attributable to the redeemable noncontrolling interests	50,903
Accretion to redemption value of redeemable noncontrolling interests	4,929
Dividends to redeemable noncontrolling interests	(34,301)
Redemption of a redeemable noncontrolling interest	(100,000)
Balance at December 31, 2025	1,711,591